Employee Benefits (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Components of Benefit Obligation and Net Obligation Recognized in Financial Statements

	Year Ended December 31,
	Pension Benefits		Other Benefits
	2013	2012	2013	2012
	(In millions)
Change in Benefit Obligation
Benefit obligation at beginning of year	$930	$856	$130	$143
Service cost	3	3	1	1
Interest cost	36	41	4	6
Plan amendments	—	—	—	(11)
Actuarial (gain) loss	(68)	81	(7)	6
Special termination benefits	—	1	—	—
Effect of changes in exchange rates	(4)	1	(1)	1
Curtailment gain	—	—	—	(2)
Benefits paid (net of participant contributions and Medicare subsidy)	(55)	(53)	(13)	(14)

Benefit obligation at end of year	$842	$930	$114	$130

Accumulated benefit obligation at end of year	$838	$925	N/A	N/A

Change in Plan Assets
Plan assets at fair value at beginning of year	$560	$497	$—	$—
Actual return on plan assets	89	69	—	—
Employer contributions	48	46	14	15
Effect of changes in exchange rates	(3)	1	—	—
Benefits paid (net of participant contributions)	(55)	(53)	(14)	(15)

Plan assets at fair value at end of year	$639	$560	$—	$—

Reconciliation of Amount Recognized
Funded status	$(203)	$(370)	$(114)	$(130)

Amounts recognized in balance sheet consist of:
Current liabilities	$—	$—	$(12)	$(13)
Non-current liabilities	(203)	(370)	(102)	(117)

Net benefit liability at the end of the year	$(203)	$(370)	$(114)	$(130)

Amounts Recognized in Accumulated Other Comprehensive Income (loss)

The following table details the changes in accumulated other comprehensive income (loss) for the three month period ended March 31, 2014:

	Changes in Accumulated Other Comprehensive Income (Loss) by Component
	Foreign Currency Translation	Benefit Plan Liabilities	Unrealized Gain on Available- For-Sale Investments
	(In millions)
Balance at January 1, 2014	$(16.6)	$(174.9)	$3.3
Other comprehensive income (loss) before reclassifications	(7.1)	—	(0.1)
Amounts reclassified from accumulated other comprehensive income	—	0.2	—

Net current-period other comprehensive income (loss)	(7.1)	0.2	(0.1)

Balance at March 31, 2014	$(23.7)	$(174.7)	$3.2

The following table details the changes in accumulated other comprehensive income (loss) for the year ended December 31, 2013:

	Changes in Accumulated Other Comprehensive Income (Loss) by Component
	Foreign Currency Translation	Benefit Plan Liabilities	Unrealized Gain on Available- For-Sale Investments
	(In millions)
Balance at January 1, 2013	$(3.8)	$(251.6)	$3.3
Other comprehensive income (loss) before reclassifications	(12.8)	80.1	—
Amounts reclassified from accumulated other comprehensive income	—	(3.4)	—

Net current-period other comprehensive income (loss)	(12.8)	76.7	—

Balance at December 31, 2013	$(16.6)	$(174.9)	$3.3

Amounts Recognized in Other Comprehensive Income (loss)

Amounts recognized in other comprehensive income (loss) for the years ended December 31, 2013 and 2012 consist of the following:

	Year Ended December 31,
	Pension Benefits		Other Benefits
	2013	2012	2013	2012
	(In millions)
Amounts recognized in other comprehensive income (loss), pre–tax, consists of
Net actuarial loss (gain)	$(112)	$58	$(7)	$6
Amortization of net actuarial loss (gain)	(14)	(11)	7	8
Prior service cost (credit)	—	—	2	(11)

Total	$(126)	$47	$2	$3

Components of Net Periodic Benefit Cost

The following table summarizes the components of net periodic benefit cost for the three month periods ended March 31, 2014 and 2013 for the Ryerson pension plans and postretirement benefits other than pension:

	Three Months Ended March 31,
	Pension Benefits		Other Benefits
	2014	2013	2014	2013
	(In millions)
Components of net periodic benefit cost
Service cost	$—	$1	$—	$—
Interest cost	10	9	1	1
Expected return on assets	(12)	(11)	—	—
Recognized actuarial net (gain) loss	3	3	(2)	(2)

Net periodic benefit cost (credit)	$1	$2	$(1)	$(1)

The components of the Company’s net periodic benefit cost for the years ended December 31, 2013, 2012 and 2011 are as follows:

	Year Ended December 31,
	Pension Benefits			Other Benefits
	2013	2012	2011	2013	2012	2011
	(In millions)
Components of net periodic benefit cost
Service cost	$3	$3	$3	$1	$1	$1
Interest cost	36	41	42	4	6	8
Expected return on assets	(45)	(45)	(47)	—	—	—
Recognized actuarial loss (gain)	14	11	6	(7)	(7)	(4)
Amortization of prior service credit	—	—	—	(2)	—	—
Special termination benefits	—	—	1	—	—	1
Curtailment gain	—	—	—	—	(2)	—

Net periodic benefit cost (credit)	$8	$10	$5	$(4)	$(2)	$6

Effects of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates

A one-percentage-point change in the assumed health care cost trend rate would have the following effects:

	1% increase	1% decrease
	(In millions)
Effect on service cost plus interest cost	$0.2	$(0.2)
Effect on postretirement benefit obligation	4.1	(3.4)

Asset Allocations by Asset Category

The Company’s pension trust weighted-average asset allocations at December 31, 2013 and 2012, by asset category are as follows:

	Trust Assets at December 31,
	2013	2012
Equity securities	70%	64%
Debt securities	19	22
Real Estate	3	3
Other	8	11

Total	100.0%	100.0%

Fair Values of Pension Plan Assets

The fair value of Ryerson’s pension plan assets at December 31, 2013 by asset category are as follows: See Note 16 for the definitions of Level 1, 2, and 3 fair value measurements.

	Fair Value Measurements at December 31, 2013
Asset Category	Total	Level 1	Level 2	Level 3
	(In millions)
Cash and cash equivalents	$11.9	$11.9	$—	$—
Equity securities:
US large cap	158.9	—	158.9	—
US small/mid cap	62.6	—	62.6	—
Canadian large cap	5.7	—	5.7	—
Canadian small cap	1.4	—	1.4	—
Other international companies	218.8	—	218.8	—
Fixed income securities:
Investment grade debt	118.8	—	118.8	—
Other types of investments:
Commodity funds	1.4	—	1.4	—
Multi-strategy funds	28.6	—	—	28.6
Private equity funds	12.7	—	—	12.7
Real estate	18.1	—	17.5	0.6

Total	$638.9	$11.9	$585.1	$41.9

The fair value of Ryerson’s pension plan assets at December 31, 2012 by asset category are as follows:

	Fair Value Measurements at December 31, 2012
Asset Category	Total	Level 1	Level 2	Level 3
	(In millions)
Cash and cash equivalents	$11.1	$11.1	$—	$—
Equity securities:
US large cap	121.0	—	121.0	—
US small/mid cap	45.4	—	45.4	—
Canadian large cap	6.4	—	6.4	—
Canadian small cap	1.6	—	1.6	—
Other international companies	183.1	—	183.1	—
Fixed income securities:
Investment grade debt	122.7	—	122.7	—
Other types of investments:
Commodity funds	1.5	—	1.5	—
Multi-strategy funds	26.7	—	—	26.7
Private equity funds	22.5	—	—	22.5
Real estate	17.7	—	17.0	0.7

Total	$559.7	$11.1	$498.7	$49.9

Fair Value Measurements Using Significant Unobservable Inputs

The pension assets classified as Level 2 investments in both 2013 and 2012 are part of common collective trust investments.

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Multi- Strategy Hedge funds	Private Equity Funds	Real Estate	Total
	(In millions)
Beginning balance at January 1, 2011	$6.0	$31.5	$3.8	$41.3
Actual return on plan assets:
Relating to assets still held at the reporting date	0.2	0.3	0.2	0.7
Relating to assets sold during the period	—	0.7	(0.2)	0.5
Purchases	—	1.4	—	1.4
Sales	(3.5)	(5.6)	(1.3)	(10.4)

Ending balance at December 31, 2011	$2.7	$28.3	$2.5	$33.5
Actual return on plan assets:
Relating to assets still held at the reporting date	1.7	0.5	(0.3)	1.9
Relating to assets sold during the period	(0.5)	2.4	0.8	2.7
Purchases	25.0	0.5	—	25.5
Sales	(2.2)	(9.2)	(2.3)	(13.7)

Ending balance at December 31, 2012	$26.7	$22.5	$0.7	$49.9
Actual return on plan assets:
Relating to assets still held at the reporting date	1.9	(1.1)	—	0.8
Relating to assets sold during the period	—	2.6	0.1	2.7
Sales	—	(11.3)	(0.2)	(11.5)

Ending balance at December 31, 2013	$28.6	$12.7	$0.6	$41.9

Estimated Future Benefit Payments	Estimated Future Benefit Payments

	Pension Benefits	Other Benefits
	(In millions)
2014	$56.5	$12.7
2015	56.9	11.6
2016	57.3	11.1
2017	57.6	10.4
2018	57.9	9.8
2019-2023	291.3	40.1

Other Postretirement Benefits for U.S. plans [Member]
Assumptions Used for Retirement Benefit Plans

The assumptions used to determine benefit obligations at the end of the periods and net periodic benefit costs for the Other Postretirement Benefits, primarily health care, for U.S. plans were as follows:

	Year Ended December 31,
	2013	2012	2011
Discount rate for calculating obligations	4.35%	3.60%	4.60%
Discount rate for calculating net periodic benefit cost	3.60	4.60	5.25
Rate of compensation increase—benefit obligations	2.80	3.00	3.00
Rate of compensation increase—net periodic benefit cost	3.00	3.00	3.00

Pension Benefits for Canadian plans [Member]
Assumptions Used for Retirement Benefit Plans

The assumptions used to determine benefit obligations at the end of the periods and net periodic benefit costs for the Pension Benefits for Canadian plans were as follows:

	Year Ended December 31,
	2013	2012	2011
Discount rate for calculating obligations	4.60%	4.20%	4.75%
Discount rate for calculating net periodic benefit cost	4.20	4.75	5.25
Expected rate of return on plan assets	6.50	6.50	7.00
Rate of compensation increase	3.50	3.50	3.50

Other Postretirement Benefits for Canadian plans [Member]
Assumptions Used for Retirement Benefit Plans

The assumptions used to determine benefit obligations at the end of the periods and net periodic benefit costs for the Other Postretirement Benefits, primarily healthcare, for Canadian plans were as follows:

	Year Ended December 31,
	2013	2012	2011
Discount rate for calculating obligations	4.40%	4.10%	4.80%
Discount rate for calculating net periodic benefit cost	4.10	4.80	5.25
Rate of compensation increase	3.50	3.50	3.50

Benefit Plan Liabilities [Member]
Amounts Recognized in Accumulated Other Comprehensive Income (loss)

Amounts recognized in accumulated other comprehensive income (loss) at December 31, 2013 and 2012 consist of the following:

	At December 31,
	Pension Benefits		Other Benefits
	2013	2012	2013	2012
	(In millions)
Amounts recognized in accumulated other comprehensive income (loss), pre–tax, consists of
Net actuarial (gain) loss	$276	$403	$(73)	$(73)
Prior service cost (credit)	2	1	(10)	(12)

Total	$278	$404	$(83)	$(85)

Pension Benefits for U.S. plans [Member]
Assumptions Used for Retirement Benefit Plans

The assumptions used to determine benefit obligations at the end of the periods and net periodic benefit costs for the Pension Benefits for U.S. plans were as follows:

	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Discount rate for calculating obligations	4.80%	4.00%	4.90%
Discount rate for calculating net periodic benefit cost	4.00	4.90	5.35
Expected rate of return on plan assets	8.20	8.75	8.75
Rate of compensation increase—benefit obligations	2.80	3.00	3.00
Rate of compensation increase—net periodic benefit cost	3.00	3.00	3.00

Target Ranges and Allocations
Asset Allocations by Asset Category

The approved target ranges and allocations as of the December 31, 2013 measurement date were as follows:

	Range	Target
Equity securities	35-85%	63%
Debt securities	10-30	22
Real Estate	0-10	9
Other	0-10	6

Total		100%